Shareholder Fees - VIPTotalMarketIndexPortfolio-InitialServiceService2PRO	Apr. 30, 2025 USD ($)
VIPTotalMarketIndexPortfolio-InitialServiceService2PRO | VIP Total Market Index Portfolio
Shareholder Fees:
(fees paid directly from your investment)